Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Cash and equivalents	$ 6,021	$ 6,875
Marketable securities and short-term investments	464	1,606
Receivables, net	12,146	11,575
Inventories, net	6,004	6,182
Prepaid expenses	252	311
Deferred taxes	832	869
Other current assets	706	584
Total current assets	26,425	28,002
Property, plant and equipment, net	6,254	5,947
Goodwill	10,670	10,226
Other intangible assets, net	3,297	3,501
Prepaid pension and other employee benefits	93	71
Investments in equity-accounted companies	197	213
Deferred taxes	370	334
Other non-current assets	758	776
Total assets	48,064	49,070
Accounts payable, trade	5,112	4,992
Billings in excess of sales	1,714	2,035
Short-term debt and current maturities of long-term debt	453	2,537
Advances from customers	1,726	1,937
Deferred taxes	259	270
Provisions for warranties	1,362	1,291
Other provisions	1,807	1,575
Other current liabilities	4,242	4,337
Total current liabilities	16,675	18,974
Long-term debt	7,570	7,534
Pension and other employee benefits	1,639	2,290
Deferred taxes	1,265	1,260
Other non-current liabilities	1,707	1,566
Total liabilities	28,856	31,624
Commitments and contingencies
Stockholders' equity:
Capital stock and additional paid-in capital (2,314,743,264 issued shares at December 31, 2013 and 2012)	1,750	1,691
Retained earnings	19,186	18,066
Accumulated other comprehensive loss	(2,012)	(2,523)
Treasury stock, at cost (14,093,960 and 18,793,989 shares at December 31, 2013 and 2012, respectively)	(246)	(328)
Total ABB stockholders' equity	18,678	16,906
Noncontrolling interests	530	540
Total stockholders' equity	19,208	17,446
Total liabilities and stockholders' equity	$ 48,064	$ 49,070